Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,965,179.94
Total Fee Amount	1,099.99
Total Offset Amount	0.00
Net Fee	$ 1,099.99
Offering Table N/A
Offset Table N/A	N/A